Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment [Abstract]
Premises and Equipment, Gross	$ 46,676,137	$ 45,410,887
Accumulated Depreciation	(21,799,668)	(20,494,781)
Premises and Equipment	24,876,469	24,916,106
Depreciation	1,527,392	1,676,820	1,790,041
Rental expense	490,000	447,000	376,000
Future minimum rental payments [Abstract]
2014	53,458
2015	42,000
2016	42,000
2017	38,500
Total future minimum payments	175,958
Land [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	7,790,167	7,780,167
Building [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	23,832,454	23,758,761
Furniture, Fixtures and Equipment [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	13,846,579	12,923,699
Leasehold Improvements [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	970,346	948,260
Construction in Progress [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	$ 236,591	$ 0